Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 3,959
Interest expense	(176)	€ (188)	€ (93)
Net defined benefit liability (asset) at end of period	4,849	3,959
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(16,868)	(18,312)
Current service cost	(148)	(157)
Interest expense	(718)	(809)
Past service cost	(5)	(6)
Settlements	178	501
Total	(693)	(471)
Gain/(loss) from change in demographic assumptions	163	55
Gain/(loss) from change in financial assumptions	613	(301)
Experience gain/(loss)	108	(26)
Total	884	(272)
Translation differences	(783)	476
Contributions from plan participants	(80)	(84)
Benefits paid	1,721	1,808
Other(2)	30	(13)
Total	888	2,187
Net defined benefit liability (asset) at end of period	€ (15,789)	€ (16,868)	(18,312)
Weighted average duration of the defined benefit obligation (in years)	9 years 6 months	8 years 6 months
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,960
Net defined benefit liability (asset) at end of period	5,500	€ 4,960
United States, Pension | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(11,325)	(12,340)
Current service cost	(86)	(83)
Interest expense	(509)	(563)
Past service cost	(12)	(9)
Settlements	0	0
Total	(607)	(655)
Gain/(loss) from change in demographic assumptions	114	66
Gain/(loss) from change in financial assumptions	463	(114)
Experience gain/(loss)	94	(43)
Total	671	(91)
Translation differences	(664)	431
Contributions from plan participants	0	0
Benefits paid	1,237	1,330
Other(2)	0	0
Total	573	1,761
Net defined benefit liability (asset) at end of period	€ (10,688)	€ (11,325)	(12,340)
Weighted average duration of the defined benefit obligation (in years)	9 years 1 month 6 days	7 years 8 months 12 days
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (796)
Net defined benefit liability (asset) at end of period	(692)	€ (796)
United States, OPEB | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,471)	(1,615)
Current service cost	0	0
Interest expense	(67)	(73)
Past service cost	0	0
Settlements	0	0
Total	(67)	(73)
Gain/(loss) from change in demographic assumptions	17	1
Gain/(loss) from change in financial assumptions	62	(26)
Experience gain/(loss)	27	28
Total	106	3
Translation differences	(87)	57
Contributions from plan participants	(76)	(60)
Benefits paid	212	229
Other(2)	(10)	(12)
Total	39	214
Net defined benefit liability (asset) at end of period	€ (1,393)	€ (1,471)	(1,615)
Weighted average duration of the defined benefit obligation (in years)	10 years 3 months 18 days	8 years 9 months 18 days
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (205)
Net defined benefit liability (asset) at end of period	41	€ (205)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(4,072)	(4,357)
Current service cost	(62)	(74)
Interest expense	(142)	(173)
Past service cost	7	3
Settlements	178	501
Total	(19)	257
Gain/(loss) from change in demographic assumptions	32	(12)
Gain/(loss) from change in financial assumptions	88	(161)
Experience gain/(loss)	(13)	(11)
Total	107	(184)
Translation differences	(32)	(12)
Contributions from plan participants	(4)	(24)
Benefits paid	272	249
Other(2)	40	(1)
Total	276	212
Net defined benefit liability (asset) at end of period	€ (3,708)	€ (4,072)	€ (4,357)
Weighted average duration of the defined benefit obligation (in years)	10 years 1 month 6 days	10 years 7 months 6 days
United Kingdom
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 175
Net defined benefit liability (asset) at end of period	207	€ 175
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(782)
Settlements	178
Net defined benefit liability (asset) at end of period	€ (529)	€ (782)